Summary of significant accounting policies (Details Narrative)	12 Months Ended
	Dec. 31, 2025 SGD ($) Segment shares	Dec. 31, 2024 SGD ($) shares
Product Information [Line Items]
Impairment of long-lived assets	$ 0	$ 0
Number of operating segment | Segment	2
Foreign currency translation rate	US$ 0.7320 = S$1,
Antidilutive securities | shares	0	0
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer D [Member]
Product Information [Line Items]
Concentration risk percentage		6.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer A [Member]
Product Information [Line Items]
Concentration risk percentage		6.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer E [Member]
Product Information [Line Items]
Concentration risk percentage	13.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer F [Member]
Product Information [Line Items]
Concentration risk percentage	7.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer G [Member]
Product Information [Line Items]
Concentration risk percentage	7.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer D [Member]
Product Information [Line Items]
Concentration risk percentage		5.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer A [Member]
Product Information [Line Items]
Concentration risk percentage		6.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer E [Member]
Product Information [Line Items]
Concentration risk percentage	1.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer F [Member]
Product Information [Line Items]
Concentration risk percentage	25.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer G [Member]
Product Information [Line Items]
Concentration risk percentage	48.00%
Cost Of Sale [Member] | Customer Concentration Risk [Member] | Microsoft Regional Sales Pte Ltd. [Member]
Product Information [Line Items]
Concentration risk percentage	21.00%	40.00%
Cost Of Sale [Member] | Customer Concentration Risk [Member] | Ingram Micro Asia Marketplace Pte Ltd [Member]
Product Information [Line Items]
Concentration risk percentage	13.00%	37.00%
Cost Of Sale [Member] | Customer Concentration Risk [Member] | Agentis Intelligence Pte Ltd [Member]
Product Information [Line Items]
Concentration risk percentage	24.00%
Accounts Payable [Member] | Customer Concentration Risk [Member] | Microsoft Regional Sales Pte Ltd. [Member]
Product Information [Line Items]
Concentration risk percentage	74.00%	47.00%
Accounts Payable [Member] | Customer Concentration Risk [Member] | Ingram Micro Asia Marketplace Pte Ltd [Member]
Product Information [Line Items]
Concentration risk percentage	12.00%	12.00%
Accounts Payable [Member] | Customer Concentration Risk [Member] | Agentis Intelligence Pte Ltd [Member]
Product Information [Line Items]
Concentration risk percentage	0.00%
Maximum [Member]
Product Information [Line Items]
Cash insured amount	$ 100,000